Restricted Cash, Deposits and Marketable Securities - Schedule of Restricted Cash, Deposits and Marketable Securities (Details) - Restricted Cash, Deposits and Marketable Securities [Member] - EUR (€)
€ in Thousands
		Dec. 31, 2024	Dec. 31, 2023
Restricted Cash, Deposits and Marketable Securities - Schedule of Restricted Cash, Deposits and Marketable Securities (Details) [Line Items]
Short-term deposits			€ 997
Short-term restricted cash	[1]	656	810
Restricted cash and bank deposits, long-term	[1]	€ 17,052	€ 17,386

[1]	Deposits used to secure obligations under agreements (see Notes 6 and 21E(3)) and loan agreements (see Note 11).